Balance Sheet Details (Details) - Schedule of Goodwill - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Goodwill [Abstract]
Goodwill Beginning Balance	$ 55,676,142
PMX Transaction goodwill		53,914,055
Effect of currency translation	3,740,823	1,762,087
Goodwill Ending Balance	$ 46,743,319	$ 55,676,142